CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Revenue from Related Parties	¥ 3,223	¥ 4,152